UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                     New York, NY                    2/7/02
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                17
                                            ---------------------------
Form 13F Information Table Value Total:     $        46,485
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                       FOR QUARTER ENDED DECEMBER 31, 2001

                                                                                                        ITEM 6:
                                                                           ITEM 5:               INVESTMENT DISCRETION
                               ITEM 2:         ITEM 3:       ITEM 4:      Shares or                   (b) Shares
         ITEM 1:               Title of         Cusip          Fair       Principal                   as Defined   (c) Shared
      Name of Issuer            Class          Number      Market Value    Amount          (a) Sole   in Instr. V    Other
-----------------------------------------------------------------------------------------------------------------------------
PARTNER RE LTD.            COMMON STOCK         G6852T105      3,661,200      67,800           X
CALPINE CORP               COMMON STOCK         131347106        826,068      49,200           X
CALPINE CORP               COMMON STOCK         131347956        831,105      49,500 PUT       X
CHUBB CORP                 COMMON STOCK         171232101      2,263,200      32,800           X
COMDISCO INC.              COMMON STOCK         200336105         17,628      33,900           X
DANA CORP                  COMMON STOCK         235811956      2,834,296     204,200 PUT       X
GENL MOT CORP CL H         CL H NEW             370442832      2,206,260     142,800           X
GENERAL MOTORS             COMMON STOCK         370442955      3,188,160      65,600 PUT       X
INTERNATIONAL PAPER        COMMON STOCK         460146103        597,180      14,800           X
LIBERTY MEDIA CORP.        COM SER A            530718105      6,017,200     429,800           X
MICROSOFT CORP             COMMON STOCK         594918104      2,173,000      32,800           X
NEWS CORP.LTD.PFD.         SP ADR PFD           652487802     10,610,460     401,000           X
OCEAN ENERGY INC.          COMMON STOCK         67481E106        311,040      16,200           X
PHILIP MORRIS              COMMON STOCK         718154107      5,932,990     129,400           X
SOLECTRON CORP.            COMMON STOCK         834182107      1,794,648     159,100           X
UNIONBANCAL CORP.          COMMON STOCK         908906100        923,400      24,300           X
WEBMD CORP                 COMMON STOCK         94769M105      2,297,324     325,400           X


                                                              46,485,159
Table continued...

                                                  ITEM 8:
                                          VOTING AUTHORITY SHARES
                           ITEM 7:
         ITEM 1:           Managers
      Name of Issuer       See Instr.(a) Sole   (b) Shared    (c) None
-------------------------------------------------------------------------
PARTNER RE LTD.                          X
CALPINE CORP                             X
CALPINE CORP                             X
CHUBB CORP                               X
COMDISCO INC.                            X
DANA CORP                                X
GENL MOT CORP CL H                       X
GENERAL MOTORS                           X
INTERNATIONAL PAPER                      X
LIBERTY MEDIA CORP.                      X
MICROSOFT CORP                           X
NEWS CORP.LTD.PFD.                       X
OCEAN ENERGY INC.                        X
PHILIP MORRIS                            X
SOLECTRON CORP.                          X
UNIONBANCAL CORP.                        X
WEBMD CORP                               X